UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Global SmallCap Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 - 12/31/2007

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Global SmallCap                                              BLACKROCK
Fund, Inc.

SEMI-ANNUAL REPORT
DECEMBER 31, 2007 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Portfolio Summary ........................................................     7
Financial Statements:
    Schedule of Investments ..............................................     8
    Statement of Assets and Liabilities ..................................    14
    Statement of Operations ..............................................    15
    Statements of Changes in Net Assets ..................................    16
Financial Highlights .....................................................    17
Notes to Financial Statements ............................................    22
Proxy Results ............................................................    27
Officers and Directors ...................................................    28
BlackRock Fund Information ...............................................    29
Mutual Fund Family .......................................................    31


2        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007

A Letter to Shareholders

Dear Shareholder

Financial markets endured heightened volatility during 2007, culminating in mixed results for some of the major benchmark indexes:

Total Returns as of December 31, 2007                                              6-month            12-month
==============================================================================================================
U.S. equities (S&P 500 Index)                                                       -1.37%             + 5.49%
--------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                        -7.53              - 1.57
--------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                   +0.39              +11.17
--------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                            +5.93              + 6.97
--------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                      +3.22              + 3.36
--------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)    -0.67              + 2.27
--------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility, equity markets displayed surprising resilience. Market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets, but 2007 remained a record year for global M&A nonetheless. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and subprime fallout resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.04% by year-end, while prices correspondingly rose. The tax-exempt bond market waffled amid the economic uncertainty and concerns around the credit worthiness of bond insurers, but set a new-issuance record in 2007. A drop in municipal bond prices created buying opportunities, and the heightened supply was generally well absorbed.

As you navigate the uncertainties inherent in the financial markets, we encourage you to start the year by reviewing your investment goals with your financial professional and making portfolio changes, as needed. For more reflection on 2007 and our 10 predictions for 2008, please ask your financial professional for a copy of "What's Ahead in 2008: An Investment Perspective," or view it online at www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the new year and beyond.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o Despite a challenging investment environment for equities during the second half of 2007, the Fund managed to post positive total returns, significantly outperforming the -8.76% return of the benchmark MSCI World Small Cap Index and the -0.12% return of the broader MSCI World Index. The Fund delivered outperformance in every sector, with the strongest results coming from the industrials, consumer discretionary and financials sectors. On a geographic basis, the Fund's allocation to emerging markets, combined with excellent stock selection in the U.S., U.K. and Netherlands, accounted for much of the outperformance.

      What factors influenced performance?

o Stock selection in the industrials sector contributed significantly to the Fund's outperformance for the period. Vestas Wind Systems A/S (Denmark) and The Shaw Group, Inc. (U.S.) both delivered excellent relative returns as the pursuit of renewable energy sources continued to draw attention and investment. Shenzhen Expressway Co. Ltd. (Hong Kong) and Aecom Technology Corp. (U.S.) also appreciated sharply on strong demand for global infrastructure projects.

o Several of the Fund's top performers during the period came from the consumer discretionary sector. Tele Atlas NV (Netherlands) delivered the greatest return in the sector, as the digital map provider was subject to competing takeover bids from TomTom (Netherlands) and Garmin (U.S.). Other top performers included LKQ Inc. (U.S.), Pantaloon Retail India Limited (India) and Game Group Plc (U.K.).

o The health care sector featured the top-performing stock in the portfolio, BioMarin Pharmaceuticals, Inc. The financials and materials sectors also delivered significant outperformance due to positive stock selection.

o Stock selection in Germany and Belgium detracted slightly from relative return comparisons, particularly Heidelberger Druckmaschinen AG in Germany and AGFA-Gevaert NV in Belgium.

      Describe recent portfolio activity.

o During the six-month period, we reduced the portfolio's exposure to the United States and Japan, and added to our investments in select European (France, Italy) and emerging (India, Brazil, Taiwan) markets. From a sector perspective, we trimmed exposure to financials and energy, while boosting the Fund's investment in health care and materials.

      Describe Fund positioning at period-end.

o At the end of 2007, the Fund had overweight positions in the health care and consumer staples sectors, and significant underweights in financials and consumer discretionary. The Fund remains diversified globally, with significant underweights in Japan and the United States and a substantial overweight position in the emerging markets of Asia and Latin America.

Expense Example

                                          Actual                                                 Hypothetical**
                  -------------------------------------------------------    -------------------------------------------------------
                    Beginning          Ending                                  Beginning          Ending
                  Account Value     Account Value        Expenses Paid       Account Value     Account Value        Expenses Paid
                  July 1, 2007    December 31, 2007    During the Period*    July 1, 2007    December 31, 2007    During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional       $  1,000         $ 1,039.80            $   5.63            $  1,000         $ 1,019.78            $   5.58
Investor A ..       $  1,000         $ 1,038.40            $   7.13            $  1,000         $ 1,018.31            $   7.06
Investor B ..       $  1,000         $ 1,034.10            $  11.29            $  1,000         $ 1,014.20            $  11.18
Investor C ..       $  1,000         $ 1,033.70            $  11.29            $  1,000         $ 1,014.20            $  11.18
Class R .....       $  1,000         $ 1,036.10            $   9.08            $  1,000         $ 1,016.38            $   8.99
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.09% for Institutional, 1.38% for Investor A, 2.19% for Investor B, 2.19% for Investor C and 1.76% for Class R), multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period shown).

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the MSCI World Index and the MSCI World Small Cap Index. Values are from December 1997 through December 2007:

                                                                            MSCI
                                                          MSCI             World
              Institutional        Investor A            World         Small Cap
                   Shares*+          Shares*+          Index++          Index+++
12/97               $10,000            $9,475          $10,000           $10,000
12/98               $10,435            $9,859          $12,434            $9,942
12/99               $21,603           $20,378          $15,534           $12,623
12/00               $24,198           $22,760          $13,487           $12,391
12/01               $21,881           $20,536          $11,218           $12,494
12/02               $18,200           $17,039           $8,987           $10,494
12/03               $26,959           $25,181          $11,962           $16,558
12/04               $30,749           $28,648          $13,723           $20,583
12/05               $34,722           $32,255          $15,025           $23,817
12/06               $41,141           $38,120          $18,040           $27,914
12/07               $47,996           $44,366          $19,670           $28,134

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests in a diversified portfolio of equity securities of issuers with relatively small market capitalizations located in various foreign countries and the United States.
++ This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States.
+++ This unmanaged broad-based Index is comprised of small cap companies from 23 developed markets. Total return data for the Index is not available before 1999. Prior to 1999, returns shown are based on price return information available (that is, returns without the effect of reinvestment of distributions).

      Past performance is not indicative of future results.

Performance Summary for the Period Ended December 31, 2007

                                                                Average Annual Total Returns*
                                            --------------------------------------------------------------------
                                                   1 Year                  5 Years                10 Years
                                            --------------------    --------------------    --------------------
                               6-Month      w/o sales    w/sales    w/o sales    w/sales    w/o sales    w/sales
                            Total Returns    charge      charge      charge      charge      charge      charge
----------------------------------------------------------------------------------------------------------------
Institutional ............      +3.98%       +16.66%         --      +21.40%         --      +16.98%         --
Investor A ...............      +3.84        +16.39      +10.28%     +21.09      +19.79%     +16.69      +16.07%
Investor B ...............      +3.41        +15.40      +10.97      +20.15      +19.95      +15.96      +15.96
Investor C ...............      +3.37        +15.40      +14.42      +20.13      +20.13      +15.76      +15.76
Class R Shares ...........      +3.61        +15.89          --      +20.91          --      +16.46          --
MSCI World Index .........      -0.12        + 9.04          --      +16.96          --      + 7.00          --
MSCI World Small Cap Index      -8.76        + 0.79          --      +21.80          --          --          --
----------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007        5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares made within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on July 1, 2007 and held through December 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007

Portfolio Summary

Fund Profile as of December 31, 2007

--------------------------------------------------------------------------------
Ten Largest Holdings                                  Country of      Percent of
(Equity Investments)                                    Origin        Net Assets
--------------------------------------------------------------------------------
BioMarin Pharmaceuticals, Inc. ...................    United States      1.4%
Ryanair Holdings Plc .............................    Ireland            1.2
LKQ Corp. ........................................    United States      1.2
UAP Holding Corp. ................................    United States      1.2
Sinofert Holdings Ltd. ...........................    Hong Kong          1.2
Agnico-Eagle Mines Ltd. ..........................    Canada             1.2
Intertek Group Plc ...............................    United Kingdom     1.1
Qiagen NV ........................................    Netherlands        1.0
Vestas Wind Systems A/S ..........................    Denmark            1.0
Game Group Plc ...................................    United Kingdom     1.0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Five Largest Industries                                               Percent of
(Equity Investments)                                                  Net Assets
--------------------------------------------------------------------------------
Metals & Mining .....................................................    5.0%
Software ............................................................    4.7
Chemicals ...........................................................    4.4
Insurance ...........................................................    4.3
Specialty Retail ....................................................    4.2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Geographic Allocation                                      Long-Term Investments
--------------------------------------------------------------------------------
United States .......................................................    40.1%
United Kingdom ......................................................     8.4
Japan ...............................................................     6.3
Canada ..............................................................     5.5
Australia ...........................................................     4.3
France ..............................................................     3.0
India ...............................................................     2.6
Italy ...............................................................     2.4
Netherlands .........................................................     2.3
China ...............................................................     2.2
Ireland .............................................................     2.0
Hong Kong ...........................................................     2.0
Germany .............................................................     1.8
Brazil ..............................................................     1.7
Denmark .............................................................     1.7
Switzerland .........................................................     1.5
Mexico ..............................................................     1.5
Taiwan ..............................................................     1.5
Israel ..............................................................     1.3
Bermuda .............................................................     1.0
Philippines .........................................................     0.9
Turkey ..............................................................     0.7
Indonesia ...........................................................     0.7
Malaysia ............................................................     0.7
South Korea .........................................................     0.6
Singapore ...........................................................     0.6
Spain ...............................................................     0.6
Sweden ..............................................................     0.5
Finland .............................................................     0.5
Greece ..............................................................     0.5
South Africa ........................................................     0.4
Belgium .............................................................     0.1
Cayman Islands ......................................................     0.1
--------------------------------------------------------------------------------


        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007        7

Schedule of Investments as of December 31, 2007 (Unaudited)    (in U.S. dollars)

                                                         Shares
Common Stocks                                              Held       Value
===============================================================================
Africa
-------------------------------------------------------------------------------
South Africa -- 0.4%
Food & Staples Retailing -- 0.4%
Massmart Holdings Ltd.                                  467,450  $    4,903,668
-------------------------------------------------------------------------------
Total Common Stocks in Africa -- 0.4%                                 4,903,668
===============================================================================

===============================================================================
Europe
-------------------------------------------------------------------------------
Belgium -- 0.1%
Diversified Financial Services -- 0.1%
Ackermans & Van Haaren NV                                15,100       1,477,059
-------------------------------------------------------------------------------
Total Common Stocks in Belgium                                        1,477,059
===============================================================================
Denmark -- 1.5%
Electrical Equipment -- 1.0%
Vestas Wind Systems A/S                                 137,166      14,811,298
-------------------------------------------------------------------------------
Insurance -- 0.5%
TrygVesta A/S                                           100,215       7,599,053
-------------------------------------------------------------------------------
Total Common Stocks in Denmark                                       22,410,351
===============================================================================
Finland -- 0.5%
Multiline Retail -- 0.5%
Stockmann AB 'B'                                        157,395       6,816,232
-------------------------------------------------------------------------------
Total Common Stocks in Finland                                        6,816,232
===============================================================================
France -- 2.9%
Electrical Equipment -- 0.4%
Saft Groupe SA                                          131,000       5,935,883
-------------------------------------------------------------------------------
Food Products -- 0.5%
Bonduelle Groupe SA                                      52,959       6,454,715
-------------------------------------------------------------------------------
Insurance -- 0.7%
Scor SE                                                 389,120       9,956,955
-------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.5%
Trigano SA                                              173,832       7,502,038
-------------------------------------------------------------------------------
Life Sciences Tools & Services -- 0.8%
Eurofins Scientific SA                                   95,325      11,078,746
-------------------------------------------------------------------------------
Total Common Stocks in France                                        40,928,337
===============================================================================
Germany -- 1.7%
Biotechnology -- 0.1%
Paion AG (a)                                            452,186       1,292,820
-------------------------------------------------------------------------------
Industrial Conglomerates -- 0.5%
Rheinmetall AG                                           98,500       7,826,353
-------------------------------------------------------------------------------
Life Sciences Tools & Services -- 0.7%
Gerresheimer AG (a)                                     173,600       9,722,797
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.2%
Petrotec AG (a)                                         366,100       2,754,451
-------------------------------------------------------------------------------
Specialty Retail -- 0.2%
Praktiker Bau- und Heimwerkermaerkte AG                  98,900       2,924,077
-------------------------------------------------------------------------------
Total Common Stocks in Germany                                       24,520,498
===============================================================================
Greece -- 0.5%
Hotels, Restaurants & Leisure -- 0.5%
Intralot SA -- Integrated Lottery Systems & Services    345,500       6,794,570
-------------------------------------------------------------------------------
Total Common Stocks in Greece                                         6,794,570
===============================================================================
Ireland -- 1.9%
Airlines -- 1.2%
Ryanair Holdings Plc (a)(d)(e)                          438,546      17,296,254
-------------------------------------------------------------------------------
Food Products -- 0.7%
Greencore Group Plc                                   1,451,650       9,930,646
-------------------------------------------------------------------------------
Total Common Stocks in Ireland                                       27,226,900
===============================================================================
Italy -- 2.3%
Construction & Engineering -- 0.9%
Astaldi SpA                                             857,406       6,490,541
Marie Tecnimont SPA (a)                               1,127,823       5,886,703
                                                                 --------------
                                                                     12,377,244
-------------------------------------------------------------------------------
Insurance -- 0.5%
Milano Assicurazioni SpA                                848,800       6,640,399
-------------------------------------------------------------------------------
Pharmaceuticals -- 0.7%
Recordati SpA                                         1,111,300       9,886,980
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.2%
Benetton Group SpA                                      192,900       3,445,186
-------------------------------------------------------------------------------
Total Common Stocks in Italy                                         32,349,809
===============================================================================
Netherlands -- 2.1%
Food Products -- 0.7%
Koninklijke Wessanen NV CVA                             644,000      10,237,079
-------------------------------------------------------------------------------
Household Durables -- 0.4%
Tele Atlas NV (a)                                       146,877       6,047,131
-------------------------------------------------------------------------------
Life Sciences Tools & Services -- 1.0%
Qiagen NV (a)(d)                                        707,900      14,901,295
-------------------------------------------------------------------------------
Total Common Stocks in the Netherlands                               31,185,505
===============================================================================
Spain -- 0.5%
Pharmaceuticals -- 0.5%
Laboratorios Farmaceuticos Rovi SA (a)                  487,200       7,657,353
-------------------------------------------------------------------------------
Total Common Stocks in Spain                                          7,657,353
===============================================================================
Sweden -- 0.5%
Wireless Telecommunication Services -- 0.5%
Millicom International Cellular SA (a)(e)                62,600       7,120,639
-------------------------------------------------------------------------------
Total Common Stocks in Sweden                                         7,120,639
===============================================================================
Switzerland -- 1.4%
Insurance -- 0.9%
Swiss Life Holding                                       51,612      12,879,329
-------------------------------------------------------------------------------
Specialty Retail -- 0.5%
Dufry Group                                              69,050       7,684,759
-------------------------------------------------------------------------------
Total Common Stocks in Switzerland                                   20,564,088
===============================================================================
Turkey -- 0.7%
Beverages -- 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS               805,522       9,514,700
-------------------------------------------------------------------------------
Total Common Stocks in Turkey                                         9,514,700
===============================================================================
United Kingdom -- 8.1%
Aerospace & Defense -- 0.8%
QinetiQ Plc                                           2,898,700      11,264,634
-------------------------------------------------------------------------------
Commercial Services & Supplies -- 1.1%
Group 4 Securicor Plc                                    88,997         435,032
Intertek Group Plc                                      777,200      15,343,270
                                                                 --------------
                                                                     15,778,302
-------------------------------------------------------------------------------


8        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

                                                         Shares
Common Stocks                                              Held       Value
===============================================================================
Europe (concluded)
-------------------------------------------------------------------------------
United Kingdom (concluded)
Food Products -- 0.5%
Premier Foods Plc                                     1,713,400  $    7,000,028
-------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 0.6%
SSL International Plc                                   867,800       9,206,013
-------------------------------------------------------------------------------
Insurance -- 1.0%
Amlin Interim B Shares (a)                            2,378,492       1,060,559
Amlin Plc                                             2,114,215      12,486,217
                                                                 --------------
                                                                     13,546,776
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 1.4%
Afren Plc (a)                                         3,079,327       6,511,117
Dragon Oil Plc (a)                                    1,185,429       8,123,665
Sibir Energy Plc                                        340,563       3,915,707
                                                                 --------------
                                                                     18,550,489
-------------------------------------------------------------------------------
Pharmaceuticals -- 1.0%
Hikma Pharmaceuticals Plc                             1,560,500      14,600,293
-------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 0.7%
Derwent Valley Holdings Plc                             133,639       3,715,770
Great Portland Estates Plc                              605,350       5,640,397
                                                                 --------------
                                                                      9,356,167
-------------------------------------------------------------------------------
Specialty Retail -- 1.0%
Game Group Plc                                        2,982,991      14,767,723
-------------------------------------------------------------------------------
Total Common Stocks in the United Kingdom                           114,070,425
===============================================================================
Total Common Stocks in Europe -- 24.7%                              352,636,466
===============================================================================

===============================================================================
Latin America
-------------------------------------------------------------------------------
Brazil -- 1.6%
Insurance -- 0.2%
Odontoprev SA                                            97,200       2,402,698
-------------------------------------------------------------------------------
Transportation Infrastructure -- 0.5%
Santos Brasil Participacoes SA                          486,800       7,247,303
-------------------------------------------------------------------------------
Water Utilities -- 0.9%
Companhia de Saneamento de Minas Gerais                 772,300      13,450,169
-------------------------------------------------------------------------------
Total Common Stocks in Brazil                                        23,100,170
===============================================================================
Mexico -- 1.4%
Beverages -- 0.5%
Embotelladoras Arca, SA de CV                         2,188,400       7,472,918
-------------------------------------------------------------------------------
Construction & Engineering -- 0.9%
Empresas ICA Sociedad Controladora,
   SA de CV (a)                                       1,931,700      12,741,365
-------------------------------------------------------------------------------
Total Common Stocks in Mexico                                        20,214,283
===============================================================================
Total Common Stocks in Latin America -- 3.0%                         43,314,453
===============================================================================

===============================================================================
Middle East
-------------------------------------------------------------------------------
Israel -- 1.2%
Communications Equipment -- 0.4%
NICE Systems Ltd. (a)(e)                                186,400       6,397,249
-------------------------------------------------------------------------------
Food Products -- 0.8%
Frutarom                                              1,394,800      11,240,020
-------------------------------------------------------------------------------
Total Common Stocks in the Middle East -- 1.2%                       17,637,269
===============================================================================

===============================================================================
North America
-------------------------------------------------------------------------------
Bermuda -- 0.9%
Capital Markets -- 0.5%
Lazard Ltd. Class A                                     162,000       6,590,160
-------------------------------------------------------------------------------
Food Products -- 0.2%
Celestial Nutrifoods Ltd.                             4,551,200       3,213,668
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.2%
C C Land Holdings Ltd.                                2,582,700       3,694,063
-------------------------------------------------------------------------------
Total Common Stocks in Bermuda                                       13,497,891
===============================================================================
Canada -- 5.2%
Biotechnology -- 0.6%
DiagnoCure, Inc. (a)(g)                               3,862,680       8,023,197
-------------------------------------------------------------------------------
Chemicals -- 0.8%
Methanex Corp.                                          393,500      10,988,257
-------------------------------------------------------------------------------
Electric Utilities -- 0.5%
Emera, Inc.                                             326,400       7,239,370
-------------------------------------------------------------------------------
Energy Equipment & Services -- 0.5%
North American Energy Partners, Inc. (a)                594,200       8,051,410
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 0.3%
Great Canadian Gaming Corp. (a)                         244,500       3,839,860
-------------------------------------------------------------------------------
Metals & Mining -- 1.6%
Agnico-Eagle Mines Ltd.                                 305,400      16,684,002
Eldorado Gold Corp. (a)                                 569,200       3,362,314
Grande Cache Coal Corp. (a)                           2,756,300       3,211,657
                                                                 --------------
                                                                     23,257,973
-------------------------------------------------------------------------------
Software -- 0.9%
Cognos, Inc. (a)                                        222,775      12,825,157
-------------------------------------------------------------------------------
Total Common Stocks in Canada                                        74,225,224
===============================================================================
Cayman Islands -- 0.1%
Media -- 0.1%
AirMedia Group, Inc. (a)(e)                              35,800         801,204
-------------------------------------------------------------------------------
Total Common Stocks in the Cayman Islands                               801,204
===============================================================================
United States -- 38.0%
Biotechnology -- 2.4%
Alexion Pharmaceuticals, Inc. (a)(d)                     92,700       6,955,281
BioMarin Pharmaceuticals, Inc. (a)(d)                   551,725      19,531,065
OSI Pharmaceuticals, Inc. (a)                           169,200       8,207,892
                                                                 --------------
                                                                     34,694,238
-------------------------------------------------------------------------------


        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007        9

Schedule of Investments (continued)                            (in U.S. dollars)

                                                         Shares
Common Stocks                                              Held       Value
===============================================================================
North America (continued)
-------------------------------------------------------------------------------
United States (continued)
Capital Markets -- 0.8%
Affiliated Managers Group, Inc. (a)                      29,900  $    3,512,054
Stifel Financial Corp. (a)(d)                           153,385       8,063,449
                                                                 --------------
                                                                     11,575,503
-------------------------------------------------------------------------------
Chemicals -- 1.2%
Celanese Corp. Series A (d)                             217,800       9,217,296
Hercules, Inc. (d)                                      400,400       7,747,740
                                                                 --------------
                                                                     16,965,036
-------------------------------------------------------------------------------
Commercial Banks -- 0.5%
Cullen/Frost Bankers, Inc.                              138,400       7,011,344
-------------------------------------------------------------------------------
Commercial Services & Supplies -- 2.1%
Covanta Holding Corp. (a)(d)                            494,850      13,687,551
EnergySolutions, Inc. (a)                               309,900       8,364,201
FTI Consulting, Inc. (a)                                121,600       7,495,424
                                                                 --------------
                                                                     29,547,176
-------------------------------------------------------------------------------
Communications Equipment -- 1.6%
F5 Networks, Inc. (a)                                   276,900       7,897,188
Polycom, Inc. (a)(d)                                    515,600      14,323,368
                                                                 --------------
                                                                     22,220,556
-------------------------------------------------------------------------------
Computers & Peripherals -- 1.5%
Emulex Corp. (a)                                        634,950      10,362,384
QLogic Corp. (a)                                        204,700       2,906,740
Stratasys, Inc. (a)                                     294,602       7,612,516
                                                                 --------------
                                                                     20,881,640
-------------------------------------------------------------------------------
Construction & Engineering -- 0.6%
The Shaw Group, Inc. (a)                                151,000       9,126,440
-------------------------------------------------------------------------------
Containers & Packaging -- 1.3%
Packaging Corp. of America (d)                          325,100       9,167,820
Pactiv Corp. (a)                                        351,600       9,363,108
                                                                 --------------
                                                                     18,530,928
-------------------------------------------------------------------------------
Distributors -- 1.2%
LKQ Corp. (a)                                           822,163      17,281,866
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.5%
Mercury Computer Systems, Inc. (a)                      421,850       6,796,004
-------------------------------------------------------------------------------
Energy Equipment & Services -- 1.1%
Dril-Quip, Inc. (a)                                     105,516       5,873,021
Oceaneering International, Inc. (a)                      39,900       2,687,265
Rowan Cos., Inc.                                        167,600       6,613,496
                                                                 --------------
                                                                     15,173,782
-------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 0.8%
Quidel Corp. (a)                                        585,900      11,407,473
-------------------------------------------------------------------------------
Health Care Providers & Services -- 1.4%
Chindex International Inc. (a)                          158,200       5,462,646
Sun Healthcare Group, Inc. (a)                          842,900      14,472,593
                                                                 --------------
                                                                     19,935,239
-------------------------------------------------------------------------------
United States (continued)
Hotels, Restaurants & Leisure -- 0.3%
The Cheesecake Factory, Inc. (a)                        188,175       4,461,629
-------------------------------------------------------------------------------
Internet Software & Services -- 0.9%
Digital River, Inc. (a)(d)                              192,400       6,362,668
SupportSoft, Inc. (a)                                 1,672,400       7,442,180
                                                                 --------------
                                                                     13,804,848
-------------------------------------------------------------------------------
Life Sciences Tools & Services -- 0.9%
Kendle International, Inc. (a)                          258,000      12,621,360
-------------------------------------------------------------------------------
Machinery -- 2.0%
Commercial Vehicle Group, Inc. (a)                      494,600       7,171,700
IDEX Corp.                                              225,400       8,143,702
Nordson Corp.                                           225,300      13,058,388
                                                                 --------------
                                                                     28,373,790
-------------------------------------------------------------------------------
Media -- 0.6%
Arbitron, Inc.                                           17,500         727,475
Marvel Entertainment, Inc. (a)                          251,000       6,704,210
                                                                 --------------
                                                                      7,431,685
-------------------------------------------------------------------------------
Metals & Mining -- 2.0%
Brush Engineered Materials, Inc. (a)(d)                 245,200       9,077,304
Cleveland-Cliffs, Inc. (d)                               54,900       5,533,920
Hecla Mining Co. (a)                                    535,000       5,002,250
RTI International Metals, Inc. (a)                      128,800       8,878,184
                                                                 --------------
                                                                     28,491,658
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 1.8%
Alpha Natural Resources, Inc. (a)(d)                    220,500       7,161,840
Penn Virginia Corp.                                      61,000       2,661,430
PetroHawk Energy Corp. (a)                              394,900       6,835,719
Venoco, Inc. (a)                                        436,000       8,689,480
                                                                 --------------
                                                                     25,348,469
-------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 1.8%
DiamondRock Hospitality Co. (d)                         363,000       5,437,740
Tanger Factory Outlet Centers, Inc. (d)                 212,200       8,002,062
Ventas, Inc. (d)                                        272,200      12,317,050
                                                                 --------------
                                                                     25,756,852
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 2.5%
Integrated Device Technology, Inc. (a)                  904,250      10,227,068
Intersil Corp. Class A                                  344,300       8,428,464
Microsemi Corp. (a)(d)                                  535,800      11,862,612
MoSys, Inc. (a)(d)                                    1,191,850       5,780,473
                                                                 --------------
                                                                     36,298,617
-------------------------------------------------------------------------------


10        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

                                                         Shares
Common Stocks                                              Held       Value
===============================================================================
North America (concluded)
-------------------------------------------------------------------------------
United States (concluded)
Software -- 3.5%
Activision, Inc. (a)                                    414,917  $   12,323,035
Informatica Corp. (a)(d)                                390,500       7,036,810
Mentor Graphics Corp. (a)                               679,700       7,327,166
Sybase, Inc. (a)                                        419,925      10,955,843
THQ, Inc. (a)(d)                                        412,200      11,619,918
                                                                 --------------
                                                                     49,262,772
-------------------------------------------------------------------------------
Specialty Retail -- 1.9%
Abercrombie & Fitch Co. Class A                         130,550      10,440,083
GameStop Corp. Class A (a)                               46,150       2,866,377
Urban Outfitters, Inc. (a)(d)                           504,550      13,754,033
                                                                 --------------
                                                                     27,060,493
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.2%
Polo Ralph Lauren Corp.                                  45,850       2,833,072
-------------------------------------------------------------------------------
Trading Companies & Distributors -- 1.9%
Interline Brands, Inc. (a)                              485,800      10,643,878
UAP Holding Corp.                                       444,852      17,171,287
                                                                 --------------
                                                                     27,815,165
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.7%
SBA Communications Corp. Class A (a)(d)                 295,400       9,996,336
-------------------------------------------------------------------------------
Total Common Stocks in the United States                            540,703,971
===============================================================================
Total Common Stocks in North America -- 44.1%                       629,228,290
===============================================================================

===============================================================================
Pacific Basin
-------------------------------------------------------------------------------
Australia -- 4.0%
Beverages -- 0.8%
Lion Nathan Ltd.                                      1,449,500      12,170,853
-------------------------------------------------------------------------------
Capital Markets -- 0.2%
Platinum Asset Management Ltd. (a)                      521,900       2,298,547
-------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 1.0%
Cochlear Ltd.                                           224,900      14,703,189
-------------------------------------------------------------------------------
Metals & Mining -- 1.4%
Kagara Ltd.                                           1,672,800       8,985,790
MacArthur Coal Ltd. (d)                               1,248,131      10,672,209
                                                                 --------------
                                                                     19,657,999
-------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 0.6%
CFS Retail Property Trust                             4,499,836       9,203,140
-------------------------------------------------------------------------------
Total Common Stocks in Australia                                     58,033,728
===============================================================================
China -- 2.0%
Oil, Gas & Consumable Fuels -- 0.7%
Yanzhou Coal Mining Co. Ltd.                          5,144,900       9,978,757
-------------------------------------------------------------------------------
Real Estate Management &
Development -- 0.3%
Xinyuan Real Estate Co. Ltd. (a)(e)                     329,600       4,690,208
-------------------------------------------------------------------------------
Software -- 0.3%
Perfect World Co. Ltd. (a)(e)                            57,400       1,600,312
VanceInfo Technologies, Inc. (a)(e)                     314,300       2,828,700
                                                                 --------------
                                                                      4,429,012
-------------------------------------------------------------------------------
Transportation Infrastructure -- 0.7%
Shenzhen Expressway Co. Ltd.                          9,504,700      10,324,253
-------------------------------------------------------------------------------
Total Common Stocks in China                                         29,422,230
===============================================================================
Hong Kong -- 1.9%
Chemicals -- 1.2%
Sinofert Holdings Ltd.                               18,502,800      17,094,780
-------------------------------------------------------------------------------
Gas Utilities -- 0.4%
China Gas Holdings Ltd.                              11,763,700       5,056,496
-------------------------------------------------------------------------------
Media -- 0.3%
Clear Media Ltd.                                      4,052,000       4,237,257
-------------------------------------------------------------------------------
Total Common Stocks in Hong Kong                                     26,388,533
===============================================================================
India -- 2.4%
Chemicals -- 0.4%
United Phosphorus Ltd.                                  584,400       5,131,970
-------------------------------------------------------------------------------
Energy Equipment & Services -- 0.7%
Great Offshore Ltd.                                     446,315      10,467,930
-------------------------------------------------------------------------------
IT Services -- 0.6%
Satyam Computer Services Ltd.                           797,818       9,050,573
-------------------------------------------------------------------------------
Multiline Retail -- 0.7%
Pantaloon Retail India Ltd.                             485,630      10,105,167
-------------------------------------------------------------------------------
Total Common Stocks in India                                         34,755,640
===============================================================================
Indonesia -- 0.7%
Industrial Conglomerates -- 0.4%
Bakrie and Brothers TbK PT (a)                      172,090,200       5,197,445
-------------------------------------------------------------------------------
Media -- 0.3%
Surya Citra Media Tbk PT                             39,809,600       3,952,501
-------------------------------------------------------------------------------
Total Common Stocks in Indonesia                                      9,149,946
===============================================================================
Japan -- 5.9%
Auto Components -- 0.6%
Koito Manufacturing Co. Ltd.                            637,500       8,680,126
-------------------------------------------------------------------------------
Chemicals -- 0.8%
Air Water Inc.                                          862,300       8,657,072
The Nippon Synthetic Chemical Industry Co. Ltd.         651,500       3,341,638
                                                                 --------------
                                                                     11,998,710
-------------------------------------------------------------------------------


        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007        11

Schedule of Investments (continued)                            (in U.S. dollars)

                                                         Shares
Common Stocks                                              Held       Value
===============================================================================
Pacific Basin (continued)
-------------------------------------------------------------------------------
Japan (concluded)
Commercial Services & Supplies -- 0.4%
Intelligence Ltd.                                         3,865  $    5,729,331
-------------------------------------------------------------------------------
Household Durables -- 0.8%
Alpine Electronics, Inc.                                366,600       6,142,549
PanaHome Corp.                                          856,600       5,694,852
                                                                 --------------
                                                                     11,837,401
-------------------------------------------------------------------------------
Insurance -- 0.5%
Aioi Insurance Co., Ltd.                              1,655,300       7,812,775
-------------------------------------------------------------------------------
Machinery -- 0.8%
Hisaka Works Ltd.                                       365,100       6,315,584
Takuma Co., Ltd.                                      1,264,750       5,086,459
                                                                 --------------
                                                                     11,402,043
-------------------------------------------------------------------------------
Media -- 0.5%
Jupiter Telecommunications Co., Ltd. (a)                  7,635       6,423,506
-------------------------------------------------------------------------------
Multiline Retail -- 0.3%
Don Quijote Co. Ltd.                                    230,100       4,530,529
-------------------------------------------------------------------------------
Real Estate Management &
Development -- 0.6%
Tokyu Land Corp.                                        996,635       8,527,542
-------------------------------------------------------------------------------
Specialty Retail -- 0.6%
Yamada Denki Co., Ltd.                                   71,230       8,035,116
-------------------------------------------------------------------------------
Total Common Stocks in Japan                                         84,977,079
===============================================================================
Malaysia -- 0.6%
Airlines -- 0.6%
AirAsia Bhd (a)                                      19,164,700       9,214,456
-------------------------------------------------------------------------------
Total Common Stocks in Malaysia                                       9,214,456
===============================================================================
Philippines -- 0.9%
Commercial Banks -- 0.5%
Bank of the Philippine Islands                        4,376,320       6,492,510
-------------------------------------------------------------------------------
Water Utilities -- 0.4%
Manila Water Co., Inc.                               12,149,700       5,401,798
-------------------------------------------------------------------------------
Total Common Stocks in the Philippines                               11,894,308
===============================================================================
Singapore -- 0.6%
Food & Staples Retailing -- 0.5%
Olam International Ltd.                               3,293,700       6,479,016
-------------------------------------------------------------------------------
Real Estate Management &
Development -- 0.1%
UOL Group Ltd.                                          446,300       1,384,660
-------------------------------------------------------------------------------
Total Common Stocks in Singapore                                      7,863,676
===============================================================================
South Korea -- 0.6%
Hotels, Restaurants & Leisure -- 0.6%
Kangwon Land, Inc.                                      340,262       8,872,315
-------------------------------------------------------------------------------
Total Common Stocks in South Korea                                    8,872,315
===============================================================================
Taiwan -- 1.4%
Commercial Banks -- 0.2%
SinoPac Financial Holdings Co., Ltd.                  7,591,000       2,831,546
-------------------------------------------------------------------------------
Computers & Peripherals -- 1.2%
Chicony Electronics Co., Ltd.                         3,874,000       7,230,237
Compal Electronics, Inc.                              9,659,000      10,517,510
                                                                 --------------
                                                                     17,747,747
-------------------------------------------------------------------------------
Total Common Stocks in Taiwan                                        20,579,293
===============================================================================
Total Common Stocks in the Pacific Basin -- 21.1%                   301,151,204
===============================================================================
Total Common Stocks (Cost -- $1,057,463,581) -- 94.5%             1,348,871,350
===============================================================================

===============================================================================
                                                     Beneficial
Short-Term Securities                                  Interest
===============================================================================
BlackRock Liquidity Series, LLC
   Cash Sweep Series, 5.04% (b)(c)                 $ 77,781,359      77,781,359
BlackRock Liquidity Series, LLC
   Money Market Series, 4.78% (b)(c)(f)             162,002,034     162,002,034
-------------------------------------------------------------------------------
Total Short-Term Securities (Cost -- $239,783,393) -- 16.8%         239,783,393
===============================================================================
Total Investments (Cost -- $1,297,246,974*) -- 111.3%             1,588,654,743

Liabilities in Excess of Other Assets -- (11.3%)                   (161,010,813)
                                                                 --------------
Net Assets -- 100.0%                                             $1,427,643,930
                                                                 ==============


12        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007

Schedule of Investments (concluded)                            (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2007, as computed for federal income tax purposes, were as follows:
      Aggregate cost .......................................    $ 1,303,424,246
                                                                ===============
      Gross unrealized appreciation ........................    $   339,369,740
      Gross unrealized depreciation ........................    $   (54,139,243)
                                                                ---------------
      Net unrealized appreciation ..........................    $   285,230,497
                                                                ===============
(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                        Net            Interest
      Affiliate                                      Activity           Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series .....................    $ 42,236,450     $  1,217,168
      BlackRock Liquidity Series, LLC
        Money Market Series ...................    $(73,156,757)    $    332,883
      --------------------------------------------------------------------------
(c)   Represents the current yield as of December 31, 2007.
(d)   Security, or a portion of security, is on loan.
(e)   Depositary receipts.
(f)   Security was purchased with the cash proceeds from securities loans.
(g) Investments in companies (whereby the Fund held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                            Purchase        Sales        Realized       Dividend
      Affiliate               Cost          Cost          Losses         Income
      --------------------------------------------------------------------------
      DiagnoCure, Inc.     $2,141,517        --             --              +
      --------------------------------------------------------------------------
      +     Non-income producing security.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      See Notes to Financial Statements.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007        13

Statement of Assets and Liabilities

As of December 31, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments in unaffiliated securities, at value (including securities loaned of $155,792,952)
  (identified cost -- $1,044,128,340) ........................................................                      $ 1,340,848,153
Investments in affiliated securities, at value (identified cost -- $253,118,634) .............                          247,806,590
Cash .........................................................................................                               46,826
Foreign cash (cost -- $4,483,041) ............................................................                            4,457,822
Receivables:
    Securities sold ..........................................................................   $       4,821,672
    Capital shares sold ......................................................................           2,586,234
    Dividends ................................................................................           1,862,914
    Securities lending .......................................................................              46,078        9,316,898
                                                                                                 -----------------
Prepaid expenses and other assets ............................................................                               49,518
                                                                                                                    ---------------
Total assets .................................................................................                        1,602,525,807
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Collateral on securities loaned, at value ....................................................                          162,002,034
Payables:
    Securities purchased .....................................................................           6,797,620
    Capital shares redeemed ..................................................................           3,744,663
    Investment adviser .......................................................................           1,025,877
    Distributor ..............................................................................             621,549
    Other affiliates .........................................................................             449,233       12,638,942
                                                                                                 -----------------
Accrued expenses and other liabilities .......................................................                              240,901
                                                                                                                    ---------------
Total liabilities ............................................................................                          174,881,877
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net assets ...................................................................................                      $ 1,427,643,930
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Common Stock, $.10 par value, 100,000,000 shares authorized ....................                      $     1,645,334
Investor A Common Stock, $.10 par value, 100,000,000 shares authorized .......................                            1,291,350
Investor B Common Stock, $.10 par value, 100,000,000 shares authorized .......................                              475,674
Investor C Common Stock, $.10 par value, 100,000,000 shares authorized .......................                            2,163,729
Class R Common Stock, $.10 par value, 100,000,000 shares authorized ..........................                              189,559
Paid-in capital in excess of par .............................................................                        1,111,245,676
Accumulated distributions in excess of investment income -- net ..............................                           (7,157,702)
Undistributed realized capital gains -- net ..................................................                           26,306,773
Unrealized appreciation -- net ...............................................................                          291,483,537
                                                                                                                    ---------------
Net Assets ...................................................................................                      $ 1,427,643,930
                                                                                                                    ===============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $422,857,495 and 16,453,345 shares outstanding .......                      $         25.70
                                                                                                                    ===============
Investor A -- Based on net assets of $327,553,549 and 12,913,497 shares outstanding ..........                      $         25.37
                                                                                                                    ===============
Investor B -- Based on net assets of $116,258,427 and 4,756,735 shares outstanding ...........                      $         24.44
                                                                                                                    ===============
Investor C -- Based on net assets of $514,624,081 and 21,637,290 shares outstanding ..........                      $         23.78
                                                                                                                    ===============
Class R -- Based on net assets of $46,350,378 and 1,895,585 shares outstanding ...............                      $         24.45
                                                                                                                    ===============

See Notes to Financial Statements.


14        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007

Statement of Operations

For the Six Months Ended December 31, 2007 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of $320,393 foreign withholding tax) ............................................                      $   7,720,533
Interest from affiliates .......................................................................                          1,217,168
Securities lending -- net ......................................................................                            332,883
                                                                                                                      -------------
Total income ...................................................................................                          9,270,584
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees .......................................................................    $   6,166,277
Service and distribution fees -- Investor C ....................................................        2,625,421
Service and distribution fees -- Investor B ....................................................          627,789
Transfer agent fees -- Investor C ..............................................................          617,749
Service fees -- Investor A .....................................................................          424,903
Custodian fees .................................................................................          329,615
Transfer agent fees -- Investor A ..............................................................          299,081
Transfer agent fees -- Institutional ...........................................................          282,589
Accounting services ............................................................................          207,269
Transfer agent fees -- Investor B ..............................................................          146,655
Service and distribution fees -- Class R .......................................................          101,455
Printing and shareholder reports ...............................................................           84,055
Transfer agent fees -- Class R .................................................................           64,340
Registration fees ..............................................................................           44,967
Professional fees ..............................................................................           40,159
Directors' fees and expenses ...................................................................           23,427
Pricing fees ...................................................................................            7,714
Other ..........................................................................................           30,453
                                                                                                    -------------
Total expenses .................................................................................                         12,123,918
                                                                                                                      -------------
Investment loss -- net .........................................................................                         (2,853,334)
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on:
    Investments -- net .........................................................................      106,754,819
    Foreign currency transactions -- net .......................................................         (701,864)      106,052,955
                                                                                                    -------------
Change in unrealized appreciation/depreciation on:
    Investments -- net (including $486,451 deferred foreign capital gain tax) ..................      (52,788,969)
    Foreign currency transactions -- net .......................................................          176,168       (52,612,801)
                                                                                                    -------------------------------
Total realized and unrealized gain -- net ......................................................                         53,440,154
                                                                                                                      -------------
Net Increase in Net Assets Resulting from Operations ...........................................                      $  50,586,820
                                                                                                                      =============

See Notes to Financial Statements.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007        15

Statements of Changes in Net Assets

                                                                                                    For the Six
                                                                                                    Months Ended         For the
                                                                                                    December 31,        Year Ended
                                                                                                        2007             June 30,
Increase (Decrease) in Net Assets:                                                                  (Unaudited)            2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment loss -- net .....................................................................    $    (2,853,334)    $    (1,837,245)
Realized gain -- net .......................................................................        106,052,955         175,693,594
Change in unrealized appreciation/depreciation -- net ......................................        (52,612,801)        141,442,395
                                                                                                -----------------------------------
Net increase in net assets resulting from operations .......................................         50,586,820         315,298,744
                                                                                                -----------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net:
    Institutional ..........................................................................         (4,405,763)                 --
    Investor A .............................................................................         (2,841,827)                 --
    Investor C .............................................................................         (1,109,414)                 --
    Class R ................................................................................           (267,273)                 --
Realized gain -- net:
    Institutional ..........................................................................        (62,293,067)        (40,429,799)
    Investor A .............................................................................        (50,446,159)        (33,550,312)
    Investor B .............................................................................        (18,489,459)        (15,643,247)
    Investor C .............................................................................        (80,433,774)        (50,778,855)
    Class R ................................................................................         (6,309,511)         (3,059,529)
                                                                                                -----------------------------------
Net decrease in net assets resulting from dividends and distributions to shareholders ......       (226,596,247)       (143,461,742)
                                                                                                -----------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from capital share transactions .........................        175,019,324          36,569,625
                                                                                                -----------------------------------
===================================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fee .............................................................................             12,865              10,916
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ....................................................           (977,238)        208,417,543
Beginning of period ........................................................................      1,428,621,168       1,220,203,625
                                                                                                -----------------------------------
End of period* .............................................................................    $ 1,427,643,930     $ 1,428,621,168
                                                                                                ===================================
    * Undistributed (accumulated) investment income (loss) -- net ..........................    $    (7,157,702)    $     4,319,909
                                                                                                ===================================

      See Notes to Financial Statements.


16        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007

Financial Highlights

                                                                                Institutional
                                           ----------------------------------------------------------------------------------------
                                            For the Six
                                           Months Ended                                 For the Year Ended
The following per share data and ratios     December 31,                                     June 30,
have been derived from information             2007          ----------------------------------------------------------------------
provided in the financial statements.       (Unaudited)        2007            2006            2005            2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....    $  29.24        $  25.77        $  23.62        $  20.77        $  16.85      $  16.55
                                             --------------------------------------------------------------------------------------
Investment income -- net** ..............         .03             .11             .08             .14             .16           .04
Realized and unrealized gain -- net .....        1.04***         6.37***         3.79***         2.79***         4.01           .26
                                             --------------------------------------------------------------------------------------
Total from investment operations ........        1.07            6.48            3.87            2.93            4.17           .30
                                             --------------------------------------------------------------------------------------
Less dividends and distributions from:
    Investment income -- net ............        (.32)             --            (.03)           (.08)           (.25)           --
    Realized gain -- net ................       (4.29)          (3.01)          (1.69)             --              --            --
                                             --------------------------------------------------------------------------------------
Total dividends and distributions .......       (4.61)          (3.01)          (1.72)           (.08)           (.25)           --
                                             --------------------------------------------------------------------------------------
Net asset value, end of period ..........    $  25.70        $  29.24        $  25.77        $  23.62        $  20.77      $  16.85
                                             ======================================================================================
===================================================================================================================================
Total Investment Return*
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ......        3.98%+         28.15%          16.80%          14.23%          24.92%         1.81%
                                             ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses ................................        1.09%++         1.15%           1.22%           1.17%           1.19%         1.32%
                                             ======================================================================================
Investment income -- net ................         .19%++          .42%            .31%            .63%            .81%          .28%
                                             ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $422,857        $411,767        $352,779        $426,718        $319,509      $110,848
                                             ======================================================================================
Portfolio turnover ......................          44%             95%             96%             97%            181%          156%
                                             ======================================================================================

*     Total investment returns exclude the effects of any sales charges.
**    Based on average shares outstanding.
***   Includes a redemption fee, which is less than $.01 per share.
+     Aggregate total investment return.
++    Annualized.

      See Notes to Financial Statements.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007        17

                                                                                  Investor A
                                           ----------------------------------------------------------------------------------------
                                            For the Six
                                           Months Ended                                 For the Year Ended
The following per share data and ratios     December 31,                                     June 30,
have been derived from information             2007          ----------------------------------------------------------------------
provided in the financial statements.       (Unaudited)        2007            2006            2005            2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....    $  28.85        $  25.50        $  23.39        $  20.59        $  16.70      $  16.44
                                             --------------------------------------------------------------------------------------
Investment income (loss) -- net** .......        (.01)            .04             .02             .09             .10           .01
Realized and unrealized gain -- net .....        1.03***         6.29***         3.75***         2.77***         3.98           .25
                                             --------------------------------------------------------------------------------------
Total from investment operations ........        1.02            6.33            3.77            2.86            4.08           .26
                                             --------------------------------------------------------------------------------------
Less dividends and distributions from:
    Investment income -- net ............        (.25)             --              --            (.06)           (.19)           --
    Realized gain -- net ................       (4.25)          (2.98)          (1.66)             --              --            --
                                             --------------------------------------------------------------------------------------
Total dividends and distributions .......       (4.50)          (2.98)          (1.66)           (.06)           (.19)           --
                                             --------------------------------------------------------------------------------------
Net asset value, end of period ..........    $  25.37        $  28.85        $  25.50        $  23.39        $  20.59      $  16.70
                                             ======================================================================================
===================================================================================================================================
Total Investment Return*
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ......        3.84%+         27.78%          16.51%          13.96%          24.60%         1.58%
                                             ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses ................................        1.38%++         1.42%           1.46%           1.42%           1.45%         1.58%
                                             ======================================================================================
Investment income (loss) -- net .........        (.11%)++         .15%            .09%            .39%            .48%          .06%
                                             ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $327,554        $334,022        $282,971        $218,687        $160,373      $ 97,517
                                             ======================================================================================
Portfolio turnover ......................          44%             95%             96%             97%            181%          156%
                                             ======================================================================================

*     Total investment returns exclude the effects of sales charges.
**    Based on average shares outstanding.
***   Includes a redemption fee, which is less than $.01 per share.
+     Aggregate total investment return.
++    Annualized.

      See Notes to Financial Statements.


18        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007

                                                                                 Investor B
                                           ---------------------------------------------------------------------------------------
                                            For the Six
                                           Months Ended                                For the Year Ended
The following per share data and ratios     December 31,                                    June 30,
have been derived from information             2007         ----------------------------------------------------------------------
provided in the financial statements.       (Unaudited)       2007            2006            2005            2004          2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...    $  27.71        $  24.67        $  22.76        $  20.12        $  16.30      $  16.17
                                            --------------------------------------------------------------------------------------
Investment loss -- net** ...............        (.12)           (.16)           (.18)           (.09)           (.06)         (.11)
Realized and unrealized gain -- net ....         .99***         6.06***         3.65***         2.73***         3.90           .24
                                            --------------------------------------------------------------------------------------
Total from investment operations .......         .87            5.90            3.47            2.64            3.84           .13
                                            --------------------------------------------------------------------------------------
Less dividends and distributions from:
    Investment income -- net ...........          --              --              --              --            (.02)           --
    Realized gain -- net ...............       (4.14)          (2.86)          (1.56)             --              --            --
                                            --------------------------------------------------------------------------------------
Total dividends and distributions ......       (4.14)          (2.86)          (1.56)             --            (.02)           --
                                            --------------------------------------------------------------------------------------
Net asset value, end of period .........    $  24.44        $  27.71        $  24.67        $  22.76        $  20.12      $  16.30
                                            ======================================================================================
==================================================================================================================================
Total Investment Return*
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .....        3.41%+         26.79%          15.60%          13.12%          23.55%          .80%
                                            ======================================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Expenses ...............................        2.19%++         2.21%           2.24%           2.21%           2.23%         2.36%
                                            ======================================================================================
Investment loss -- net .................        (.92%)++        (.66%)          (.72%)          (.40%)          (.33%)        (.79%)
                                            ======================================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $116,258        $130,954        $142,522        $152,598        $149,575      $102,822
                                            ======================================================================================
Portfolio turnover .....................          44%             95%             96%             97%            181%          156%
                                            ======================================================================================

*     Total investment returns exclude the effects of sales charges.
**    Based on average shares outstanding.
***   Includes a redemption fee, which is less than $.01 per share.
+     Aggregate total investment return.
++    Annualized.

      See Notes to Financial Statements.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007        19

                                                                                 Investor C
                                           ---------------------------------------------------------------------------------------
                                            For the Six
                                           Months Ended                                For the Year Ended
The following per share data and ratios     December 31,                                    June 30,
have been derived from information             2007         ----------------------------------------------------------------------
provided in the financial statements.       (Unaudited)       2007            2006            2005            2004          2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...    $  27.15        $  24.25        $  22.40        $  19.81        $  16.07      $  15.94
                                            --------------------------------------------------------------------------------------
Investment loss -- net** ...............        (.12)           (.16)           (.17)           (.08)           (.05)         (.11)
Realized and unrealized gain -- net ....         .96***         5.94***         3.59***         2.67***         3.83           .24
                                            --------------------------------------------------------------------------------------
Total from investment operations .......         .84            5.78            3.42            2.59            3.78           .13
                                            --------------------------------------------------------------------------------------
Less dividends and distributions from:
    Investment income -- net ...........        (.06)             --              --              --@           (.04)           --
    Realized gain -- net ...............       (4.15)          (2.88)          (1.57)             --              --            --
                                            --------------------------------------------------------------------------------------
Total dividends and distributions ......       (4.21)          (2.88)          (1.57)             --@           (.04)           --
                                            --------------------------------------------------------------------------------------
Net asset value, end of period .........    $  23.78        $  27.15        $  24.25        $  22.40        $  19.81      $  16.07
                                            ======================================================================================
==================================================================================================================================
Total Investment Return*
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .....        3.37%+         26.79%          15.62%          13.08%          23.57%          .82%
                                            ======================================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Expenses ...............................        2.19%++         2.21%           2.25%           2.21%           2.23%         2.37%
                                            ======================================================================================
Investment loss -- net .................        (.91%)++        (.63%)          (.69%)          (.40%)          (.27%)        (.75%)
                                            ======================================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $514,624        $518,216        $418,363        $331,059        $218,841      $ 88,698
                                            ======================================================================================
Portfolio turnover .....................          44%             95%             96%             97%            181%          156%
                                            ======================================================================================

*     Total investment returns exclude the effects of sales charges.
**    Based on average shares outstanding.
***   Includes a redemption fee, which is less than $.01 per share.
+     Aggregate total investment return.
++    Annualized.
@     Amount is less than $(.01) per share.

      See Notes to Financial Statements.


20        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007

Financial Highlights (concluded)

                                                                                   Class R
                                           ------------------------------------------------------------------------------------
                                            For the Six                                                               For the
                                              Months                                                                  Period
                                               Ended                           For the Year Ended                   February 4,
The following per share data and ratios     December 31,                            June 30,                           2003@
have been derived from information             2007         -----------------------------------------------------   to June 30,
provided in the financial statements.       (Unaudited)       2007           2006           2005           2004        2003
===============================================================================================================================
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...    $  27.94        $  24.83       $  22.85       $  20.16       $  16.42      $  13.47
                                            -----------------------------------------------------------------------------------
Investment income (loss) -- net* .......        (.06)           (.04)          (.03)           .04            .16           .10
Realized and unrealized gain -- net ....         .98**          6.10**         3.65**         2.70**         3.82          2.85
                                            -----------------------------------------------------------------------------------
Total from investment operations .......         .92            6.06           3.62           2.74           3.98          2.95
                                            -----------------------------------------------------------------------------------
Less dividends and distributions from:
    Investment income -- net ...........        (.20)             --             --           (.05)          (.24)           --
    Realized gain -- net ...............       (4.21)          (2.95)         (1.64)            --             --            --
                                            -----------------------------------------------------------------------------------
Total dividends and distributions ......       (4.41)          (2.95)         (1.64)          (.05)          (.24)           --
                                            -----------------------------------------------------------------------------------
Net asset value, end of period .........    $  24.45        $  27.94       $  24.83       $  22.85       $  20.16      $  16.42
                                            ===================================================================================
===============================================================================================================================
Total Investment Return
-------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .....        3.61%+         27.42%         16.22%@        13.67%         24.42%        21.90%+
                                            ===================================================================================
===============================================================================================================================
Ratios to Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------
Expenses ...............................        1.76%++         1.73%          1.71%          1.65%          1.63%         1.83%++
                                            ===================================================================================
Investment income (loss) -- net ........        (.46%)++        (.15%)         (.11%)          .19%           .83%          .46%++
                                            ===================================================================================
===============================================================================================================================
Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 46,350        $ 33,662       $ 23,568       $ 12,212       $  4,179            --@@
                                            ===================================================================================
Portfolio turnover .....................          44%             95%            96%            97%           181%          156%
                                            ===================================================================================

*     Based on average shares outstanding.
**    Includes a redemption fee, which is less than $.01 per share.
+     Aggregate total investment return.
++    Annualized.
@     Commencement of operations.
@@    Amount is less than $1,000.

      See Notes to Financial Statements.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007        21

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Global SmallCap Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Fund's Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

o Forward foreign exchange contracts -- The Fund may enter into foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.


22        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007

o Foreign currency options and futures -- The Fund may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Options -- The Fund may purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest is recognized on the accrual basis.

(f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(j) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before


        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007        23
being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended June 30, 2004 through June 30, 2007. The statute of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with the Manager. The Fund has also entered into separate Distribution Agreements with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor") and has adopted separate Distribution Plans with respect to its Investor A, Investor B, Investor C and Class R Shares. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .85% of the average daily value of the Fund's net assets.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                Account             Distribution
                                            Maintenance Fee             Fee
--------------------------------------------------------------------------------
Investor A ................................      .25%                    --
Investor B ................................      .25%                   .75%
Investor C ................................      .25%                   .75%
Class R ...................................      .25%                   .25%
--------------------------------------------------------------------------------

Pursuant to the sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor B and Investor C shareholders. The ongoing distribution fee compensates the Distributor and the broker dealers for providing distribution-related services to Investor B, Investor C and Class R shareholders.

For the six months ended December 31, 2007, FAMD and BDI earned underwriting discounts and direct commissions and MLPF&S and BDI earned dealer concessions on sales of the Fund's Investor A Shares which totaled $209,736.

For the six months ended December 31, 2007, affiliates received contingent deferred sales charges of $52,726 and $28,638 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $3,244 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended December 31, 2007, the following amounts have been accrued by the Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.


24        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional ..................................................    $ 5,418
Investor A .....................................................    $ 8,765
Investor B .....................................................    $ 4,450
Investor C .....................................................    $12,971
Class R ........................................................    $   562
--------------------------------------------------------------------------------

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. As of December 31, 2007, the Fund lent securities in the amount of $39,850,026 to MLPF&S. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended December 31, 2007, BIM received $83,686 in securities lending agent fees.

In addition, MLPF&S received $273,625 in commissions on the execution of portfolio security transactions for the Fund for the six months ended December 31, 2007.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the Fund's transfer agent.

For the six months ended December 31, 2007, the Fund reimbursed the Manager $11,792 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2007 were $612,701,686 and $706,994,754, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $175,019,324 and $36,569,625 for the six months ended December 31, 2007 and the year ended June 30, 2007, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Six                                      Dollar
Months Ended December 31, 2007                        Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................       2,200,908    $  61,368,838
Shares issued to shareholders in reinvestment
  of dividends and distributions .............       2,205,883       57,683,519
                                                 ------------------------------
Total issued .................................       4,406,791      119,052,357
Shares redeemed ..............................      (2,036,149)     (56,671,207)
                                                 ------------------------------
Net increase .................................       2,370,642    $  62,381,150
                                                 ==============================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended June 30, 2007                                   Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................       3,449,842    $  91,450,548
Shares issued to shareholders in reinvestment
  of distributions ...........................       1,496,616       35,335,549
                                                 ------------------------------
Total issued .................................       4,946,458      126,786,097
Shares redeemed ..............................      (4,552,293)    (118,012,979)
                                                 ------------------------------
Net increase .................................         394,165    $   8,773,118
                                                 ==============================

-------------------------------------------------------------------------------
Investor A Shares for the Six Months                                  Dollar
Ended December 31, 2007                               Shares          Amount
-------------------------------------------------------------------------------
Shares sold and automatic conversion
  of shares ..................................       1,188,532    $  32,804,700
Shares issued to shareholders in reinvestment
  of dividends and distributions .............       1,825,450       47,131,346
                                                 ------------------------------
Total issued .................................       3,013,982       79,936,046
Shares redeemed ..............................      (1,679,135)     (45,526,965)
                                                 ------------------------------
Net increase .................................       1,334,847    $  34,409,081
                                                 ==============================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                        Dollar
Ended June 30, 2007                                   Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................       2,810,611    $  72,523,158
Automatic conversion of shares ...............         137,381        3,407,065
Shares issued to shareholders in reinvestment
  of distributions ...........................       1,260,953       29,463,629
                                                 ------------------------------
Total issued .................................       4,208,945      105,393,852
Shares redeemed ..............................      (3,728,774)     (96,209,751)
                                                 ------------------------------
Net increase .................................         480,171    $   9,184,101
                                                 ==============================

-------------------------------------------------------------------------------
Investor B Shares for the Six Months                                  Dollar
Ended December 31, 2007                               Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................         133,414    $   3,531,900
Shares issued to shareholders in reinvestment
  of distributions ...........................         681,945       16,969,610
                                                 ------------------------------
Total issued .................................         815,359       20,501,510
Shares redeemed and automatic conversion
  of shares ..................................        (784,053)     (20,873,843)
                                                 ------------------------------
Net increase (decrease) ......................          31,306    $    (372,333)
                                                 ==============================


        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007        25

Notes to Financial Statements (concluded)

-------------------------------------------------------------------------------
Investor B Shares for the Year                                        Dollar
Ended June 30, 2007                                   Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................         447,665    $  11,128,610
Shares issued to shareholders in reinvestment
  of distributions ...........................         623,739       14,085,578
                                                 ------------------------------
Total issued .................................       1,071,404       25,214,188
                                                 ------------------------------
Automatic conversion of shares ...............        (142,086)      (3,407,065)
Shares redeemed ..............................      (1,980,727)     (48,929,157)
                                                 ------------------------------
Total redeemed ...............................      (2,122,813)     (52,336,222)
                                                 ------------------------------
Net decrease .................................      (1,051,409)   $ (27,122,034)
                                                 ==============================

-------------------------------------------------------------------------------
Investor C Shares for the Six Months                                  Dollar
Ended December 31, 2007                               Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................       1,850,556    $  47,651,551
Shares issued to shareholders in reinvestment
  of dividends and distributions .............       3,155,488       76,489,381
                                                 ------------------------------
Total issued .................................       5,006,044      124,140,932
Shares redeemed ..............................      (2,457,796)     (63,549,307)
                                                 ------------------------------
Net increase .................................       2,548,248    $  60,591,625
                                                 ==============================

-------------------------------------------------------------------------------
Investor C Shares for the Year                                        Dollar
Ended June 30, 2007                                   Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................       4,371,783    $ 107,039,268
Shares issued to shareholders in reinvestment
  of distributions ...........................       2,126,220       47,104,306
                                                 ------------------------------
Total issued .................................       6,498,003      154,143,574
Shares redeemed ..............................      (4,664,232)    (114,566,975)
                                                 ------------------------------
Net increase .................................       1,833,771    $  39,576,599
                                                 ==============================

-------------------------------------------------------------------------------
Class R Shares for the Six Months                                     Dollar
Ended December 31, 2007                               Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................         704,399    $  18,825,371
Shares issued to shareholders in reinvestment
  of dividends and distributions .............         263,881        6,568,546
                                                 ------------------------------
Total issued .................................         968,280       25,393,917
Shares redeemed ..............................        (277,556)      (7,384,116)
                                                 ------------------------------
Net increase .................................         690,724    $  18,009,801
                                                 ==============================

-------------------------------------------------------------------------------
Class R Shares for the Year                                           Dollar
Ended June 30, 2007                                   Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................         563,135    $  14,316,603
Shares issued to shareholders in reinvestment
  of distributions ...........................         134,572        3,054,866
                                                 ------------------------------
Total issued .................................         697,707       17,371,469
Shares redeemed ..............................        (441,997)     (11,213,628)
                                                 ------------------------------
Net increase .................................         255,710    $   6,157,841
                                                 ==============================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended December 31, 2007. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms.

6. Commitments:

At December 31, 2007, the Fund had entered into foreign exchange contracts under which it had agreed to purchase and sell various foreign currencies with approximate values of $1,102,000 and $1,686,000, respectively.


26        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007

Proxy Results

During the six-month period ended December 31, 2007, the shareholders of BlackRock Global SmallCap Fund, Inc. voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Fund's Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

-----------------------------------------------------------------------------------------------
                                                                Shares Voted    Shares Withheld
                                                                    For           From Voting
-----------------------------------------------------------------------------------------------
To elect the Fund's Board of Directors: James H. Bodurtha        41,624,290         579,569
                                        Bruce R. Bond            41,626,375         577,484
                                        Donald W. Burton         41,623,460         580,399
                                        Richard S. Davis         41,624,551         579,308
                                        Stuart E. Eizenstat      41,623,328         580,531
                                        Laurence D. Fink         41,624,179         579,680
                                        Kenneth A. Froot         41,627,492         576,367
                                        Henry Gabbay             41,625,974         577,885
                                        Robert M. Hernandez      41,621,241         582,618
                                        John F. O'Brien          41,621,265         582,594
                                        Roberta Cooper Ramo      41,628,358         575,501
                                        Jean Margo Reid          41,628,358         575,501
                                        David H. Walsh           41,628,358         575,501
                                        Fred G. Weiss            41,628,201         575,658
                                        Richard R. West          41,625,294         578,565
-----------------------------------------------------------------------------------------------


        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007        27

Officers and Directors

James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
Robert M. Hernandez, Director
John F. O'Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Fred G. Weiss, Director
Richard R. West, Director
Joe Grills, Advisory Board Member*
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

* Joe Grills resigned from the Advisory Board of the Fund, effective December 31, 2007.

Custodian

Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019


28        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select "eDelivery" under the "More Information" section

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007        29

BlackRock Fund Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our website at www.blackrock.com, by calling
(800) 441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our website at www.blackrock.com, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


30        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.         DECEMBER 31, 2007        31

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock Global SmallCap Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                    #18177-12/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Global SmallCap Fund, Inc.

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Global SmallCap Fund, Inc.

Date: February 21, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Global SmallCap Fund, Inc.

Date: February 21, 2008